INCOME TAXES AND DEFERRED TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (150,636)	$ (62,370)	$ (87,170)
Total deferred tax benefit (expense)	181,628	16,723	(42,524)
Total tax benefit (expense)	(30,992)	45,647	129,694
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(28,071)	(27,931)	(33,129)
Total deferred tax benefit (expense)	94,228	7,794	(17,240)
Country of domicile [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(122,565)	(34,439)	(54,041)
Total deferred tax benefit (expense)	$ 87,400	$ 8,929	$ (25,284)